FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (42,693)	$ (46,939)
Offsetting	887	218
Current and noncurrent liabilities - Booked value	(41,806)	(46,721)
Other liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(565)	(465)
Offsetting	90	69
Current and noncurrent liabilities - Booked value	(475)	(396)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	19,902	23,426
Offsetting	(887)	(218)
Current and noncurrent assets - Booked value	19,015	23,208
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	1,567	2,209
Offsetting	(90)	(69)
Current and noncurrent assets - Booked value	$ 1,477	$ 2,140